Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

4.	Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of December 31,
	2024	2025
	(in thousands)
Cash	313,604	221,233
Money market funds	8,648	428
Ending balance	322,252	221,661

The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2024 and 2025:

	RMB		RMB equivalent USD		RMB equivalent SGD	Total in RMB
	China	Overseas	China	Overseas	Overseas
	(in thousands)
December 31, 2024	199,572	—	91,020	29,023	2,637	322,252
December 31, 2025	93,853	—	117,369	10,289	150	221,661